Condensed Unaudited Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Operating activities
Net loss for the period	$ (180,664)	$ (1,418,829)
Adjustments for:
Amortization	911,829	173,715
Stock-based compensation expense	1,462,866	1,884,570
Interest expense/(income)	(81,742)	(28,734)
Changes in fair value of warrant derivative	(8,672,615)	(2,975,777)
Deferred income tax recovery		(23,756)
Changes in non-cash working capital items:
Receivables	(107,968)	82,342
Prepaid expenses	(8,041,770)	11,184
Inventory	5,861	(16,398)
Trade payables and accrued liabilities	(303,496)	(93,817)
Customer deposits and construction contract liability	58,538	10,563
Net cash flows used in operating activities	(14,949,161)	(2,394,937)
Investing activities
Investments in restricted cash	(843)	(5,473)
Expenditures on plant and equipment	(1,681,789)	(86,278)
Net cash flows used in investing activities	(1,682,632)	(91,751)
Financing activities
Interest received	68,376	143,846
Interest from net investment in sublease	846	2,846
Interest paid		(294)
Interest on lease payments	(35,171)	(22,058)
Repayment of shareholder loans		(772)
Repayment of leases	(163,049)	(109,342)
Payment received for net investment in sublease	14,154	17,155
Proceeds on issuance of common shares - net of issue costs	142,493,563
Proceeds from issuance of common shares for options exercised	449,459
Proceeds from issuance of common shares for warrants exercised	4,726,428
Net cash flows from financing activities	147,554,606	31,381
Increase/(decrease) in cash and cash equivalents	130,922,813	(2,455,307)
Effect of exchange rate changes on cash	(7,859)	(771,245)
Cash and cash equivalents, beginning	129,450,676	8,560,624
Cash and cash equivalents, ending	$ 260,365,630	$ 5,334,072